Compensation Expense - Valuation Assumptions (Details) - yr	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based and Other Payment Arrangements [Abstract]
Risk-free interest rate (%)	1.26%	0.45%
Expected option life (years)	5.03	4.97
Expected volatility (%)	25.74%	27.11%